CONSOLIDATED AND COMBINED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 319,018	$ 409,522	$ 371,532
Cost of sales
Voyage expenses	(151,705)	(166,924)	(140,727)
Vessel operating costs	(32,657)	(40,837)	(42,911)
Charter hire costs	(100,648)	(127,748)	(121,080)
Depreciation and amortisation	(14,094)	(17,975)	(19,806)
Other expenses	(1,146)	(16,364)	(27,860)
Cost of ship sale	(7,675)	(17,560)	(13,351)
Gross profit	11,093	22,114	5,797
Other operating income	11,459	4,696	5,687
Administrative expenses	(31,599)	(32,868)	(30,140)
Other operating expenses	(5,437)	(39,198)	(18,093)
Share of losses of joint ventures	(454)	(12,946)	(3,472)
Impairment loss recognised on financial assets	(1,583)	0	0
Interest income	3,787	7,164	5,260
Interest expense	(6,517)	(6,548)	(4,899)
Loss before taxation	(19,251)	(57,586)	(39,860)
Income tax	(1,389)	(3,226)	(3,849)
Loss for the year	(20,640)	(60,812)	(43,709)
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit obligation	8	157	339
Other comprehensive income that will not be reclassified to profit or loss, net of tax	8	157	339
Items that may be reclassified subsequently to profit or loss
Exchange differences arising on translation of foreign operations	(6,656)	4,232	5,141
Reclassification of translation reserve to profit or loss arising from loss of control of businesses	(1,063)	0	0
Net fair value (loss) gain on hedging instruments entered into for cash flow hedges not subject to basis adjustment	(852)	210	2,417
Other comprehensive (loss) income for the year, net of income tax	(8,571)	4,442	7,558
Other comprehensive (loss) income for the year, net of income tax	(8,563)	4,599	7,897
Total comprehensive loss for the year	$ (29,203)	$ (56,213)	$ (35,812)
Loss per share:
Basic and diluted	$ (1.08)	$ (3.19)	$ (2.29)